Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2013
Acquisitions and Divestitures
Acquisitions and Divestitures

NOTE 2. Acquisitions and Divestitures

3M makes acquisitions of certain businesses from time to time that the Company feels align with its strategic intent with respect to, among other factors, growth markets and adjacent product lines or technologies.

There were no acquisitions that closed during 2013. The impact on the consolidated balance sheet of the purchase price allocations related to 2012 and 2011 acquisitions, including adjustments relative to other acquisitions within the allocation period, follows. Adjustments in 2013 to the preliminary purchase price allocations of other acquisitions within the allocation period were not material and primarily related to the 2012 acquisition of Ceradyne, Inc. Adjustments in 2012 to the preliminary purchase price allocations of other acquisitions within the allocation period were not material and primarily related to the 2011 acquisitions of Winterthur Technologie AG and the business acquired from GPI Group.

	2012 Acquisition Activity
(Millions)		Other	Total
Asset (Liability)	Ceradyne, Inc.	Acquisitions
Accounts receivable	$55	$29	$84
Inventory	112	13	125
Other current assets	36	1	37
Marketable securities	250	―	250
Property, plant, and equipment	238	3	241
Purchased finite-lived intangible assets	127	86	213
Purchased indefinite-lived intangible assets	―	2	2
Purchased goodwill	198	141	339
Accounts payable and other liabilities, net of other assets	(100)	(27)	(127)
Interest bearing debt	(93)	(3)	(96)
Deferred tax asset/(liability)	(25)	3	(22)

Net assets acquired	$798	$248	$1,046

Supplemental information:
Cash paid	$850	$248	$1,098
Less: Cash acquired	52	―	52
Cash paid, net of cash acquired	$798	$248	$1,046

	2011 Acquisitions Activity
(Millions)	Winterthur	Other	Total
Asset (Liability)	Technologie AG	Acquisitions
Accounts receivable	$45	$61	$106
Inventory	69	59	128
Other current assets	6	36	42
Property, plant, and equipment	73	102	175
Purchased finite-lived intangible assets	226	116	342
Purchased goodwill	147	112	259
Accounts payable and other liabilities, net of other assets	(70)	(78)	(148)
Interest bearing debt	(79)	(24)	(103)
Deferred tax asset/(liability)	(58)	(28)	(86)

Net assets acquired	$359	$356	$715
Noncontrolling interest	(56)	―	(56)
Net assets acquired excluding noncontrolling interest	$303	$356	$659

Supplemental information:
Cash paid	$327	$376	$703
Less: Cash acquired	34	20	54
Cash paid, net of cash acquired	$293	$356	$649
Non-cash	10	―	10
Net assets acquired excluding noncontrolling interest	$303	$356	$659

Goodwill resulting from business combinations is largely attributable to the existing workforce of the acquired businesses and synergies expected to arise after 3M's acquisition of these businesses. In-process research and development associated with CodeRyte, Inc. is reflected in the preceding 2012 table as purchased indefinite-lived intangible assets. Pro forma information related to acquisitions was not included because the impact on the Company's consolidated results of operations was not considered to be material.

In addition to business combinations, 3M periodically acquires certain tangible and/or intangible assets and purchases interests in certain enterprises that do not otherwise qualify for accounting as business combinations. These transactions are largely reflected as additional asset purchase and investment activity.

2013 divestitures:

In June 2013, 3M (Consumer Business) completed the sale of its Scientific Anglers and Ross Reels businesses to The Orvis Company, Inc. based in Manchester, Vermont.

2012 acquisitions:

During 2012, 3M completed three business combinations. The purchase price paid for these business combinations (net of cash acquired) and the impact of other matters (net) during 2012 aggregated to $1.046 billion.

(1) In April 2012, 3M (Health Care Business) purchased all of the outstanding shares of CodeRyte, Inc., an industry leader in clinical natural processing technology and computer-assisted coding solutions for healthcare outpatient providers, which is headquartered in Bethesda, Maryland.

(2) In September 2012, 3M (Safety and Graphics Business) purchased the net assets of Federal Signal Technologies Group from Federal Signal Corp., for a total purchase price of approximately $104 million. This business focuses on electronic toll collection and parking management hardware and software services, with primary facilities spread throughout the United States and in the U.K.

(3) In November 2012, 3M (Industrial Business) purchased all of the outstanding shares of Ceradyne, Inc. (Ceradyne) for $798 million, net of cash acquired. The net assets acquired in this transaction included $250 million of marketable securities and $93 million of debt, as indicated in the preceding 2012 table. Ceradyne, headquartered in Costa Mesa, California, is involved in the development and production of advanced technical ceramics for demanding applications in the automotive, oil and gas, solar, industrial, electronics and defense industries.

Purchased identifiable finite-lived intangible assets related to acquisition activity in 2012 totaled $213 million. The associated finite-lived intangible assets acquired in 2012 will be amortized generally on a straight-line basis over a weighted-average life of 12 years (lives ranging from two to 20 years). Acquired in-process research and development and identifiable intangible assets for which significant assumed renewals or extensions of underlying arrangements impacted the determination of their useful lives were not material.

2011 acquisitions:

During 2011, 3M completed nine business combinations. The purchase price paid for these business combinations (net of cash acquired) and the impact of other matters (net) during 2011 aggregated to $649 million.

(1) In January 2011, 3M (Industrial Business) purchased certain assets of Nida-Core Corp., a manufacturer of structural honeycomb core and fiber-reinforced foam core materials based in Port St. Lucie, Florida.

(2) In February 2011, 3M (Industrial Business) announced that it completed its acquisition of all of the outstanding shares of Alpha Beta Enterprise Co. Ltd., a manufacturer of box sealing tape and masking tape headquartered in Taipei, Taiwan.

(3) In February 2011, 3M (Consumer Business) purchased all of the outstanding shares of Hybrivet Systems Inc., a provider of instant-read products to detect lead and other contaminants and toxins, which is based in Natick, Massachusetts.

(4) In early March 2011, 3M (Industrial Business) acquired a controlling interest in Winterthur via completion of a public tender offer. Winterthur, based in Zug, Switzerland, is a leading global supplier of precision grinding technology serving customers in the area of hard-to-grind precision applications in industrial, automotive, aircraft and cutting tools. As of the settlement date of the tendered shares (the business acquisition date), 3M owned approximately 86 percent of Winterthur shares via the tender and previous open market share purchases. The purchase price paid in the preceding table includes non-cash consideration of $10 million representing the business acquisition date fair value of shares previously owned by 3M as of December 31, 2010 and cash consideration paid, net of cash acquired, of $293 million for subsequently tendered and open market purchased shares through the business acquisition date. Following the business acquisition date, 3M purchased the remaining outstanding shares of its consolidated Winterthur subsidiary, increasing 3M's ownership interest to 100 percent as of December 31, 2011 as discussed in Note 5.

(5) In April 2011, 3M (Electronics and Energy Business) purchased all of the outstanding shares of AP&T Co. Ltd., based in Korea, which provides advanced sputtering and plating services, materials and manufacturing capabilities for flexible circuits for the mobile hand-held, touch-screen panel and display markets.

(6) In April 2011, 3M (Safety and Graphics Business) purchased all of the outstanding shares of Original Wraps Inc., a company specializing in the creative business development, technology and design of personalization platforms for vehicles and vehicle accessories, which is based in Golden, Colorado.

(7) In July 2011, 3M (Industrial Business) purchased all of the outstanding shares of Advanced Chemistry & Technology Inc., a manufacturer of quick-cure, light-weight polysulfide sealants for aerospace applications, which is based in Garden Grove, California.

(8) In July 2011, 3M (Industrial Business) purchased certain assets of Piranha Plastics LLC, based in Santa Clara, California, which provides plastic molding and paint solutions to the automotive aftermarket.

(9) In October 2011, 3M (Consumer Business) acquired the do-it-yourself and professional business of GPI Group. GPI, headquartered in France, is a manufacturer and marketer of home improvement products such as tapes, hooks, insulation, and floor protection products and accessories.

Purchased identifiable finite-lived intangible assets related to acquisition activity in 2011 totaled $342 million. The associated finite-lived intangible assets acquired in 2011 will be amortized generally on a straight-line basis over a weighted-average life of 14 years (lives ranging from three to 20 years). Acquired identifiable intangible assets for which significant assumed renewals or extensions of underlying arrangements impacted the determination of their useful lives were not material.